Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Movement in Property, Plant and Equipment [Roll Forward]
Balance	$ 3,151,797	$ 2,783,635	$ 2,783,635	$ 0
Acquired assets				1,956,937
Additions	429,780		368,162	826,698
ASC 842 adoption (Note 20)	1,187,116
Balance	4,768,693		3,151,797	2,783,635
Accumulated Depreciation:
Balance	457,297	167,737	167,737	0
Depreciation	78,597	69,557	289,560	167,737
Asset lease expense (Note 20)	43,089
Balance	578,983		457,297	167,737
Net Book Value
Net Book Value:	4,189,710		2,694,500	2,615,898
Office Equipment [Member]
Movement in Property, Plant and Equipment [Roll Forward]
Balance	32,077	24,586	24,586	0
Acquired assets				23,105
Additions	26,980		7,491	1,481
ASC 842 adoption (Note 20)	0
Balance	59,057		32,077	24,586
Accumulated Depreciation:
Balance	8,296	3,177	3,177	0
Depreciation	1,911		5,119	3,177
Asset lease expense (Note 20)	0
Balance	10,207		8,296	3,177
Net Book Value
Net Book Value:	48,850		23,781	21,409
Cultivation equipment
Movement in Property, Plant and Equipment [Roll Forward]
Balance	463,756	435,109	435,109	0
Acquired assets				245,659
Additions	0		28,647	189,450
ASC 842 adoption (Note 20)	0
Balance	463,756		463,756	435,109
Accumulated Depreciation:
Balance	114,766	41,169	41,169	0
Depreciation	19,066		73,597	41,169
Asset lease expense (Note 20)	0
Balance	133,832		114,766	41,169
Net Book Value
Net Book Value:	329,924		348,990	393,940
Production equipment
Movement in Property, Plant and Equipment [Roll Forward]
Balance	297,961	261,957	261,957	0
Acquired assets				176,354
Additions	154,982		36,004	85,603
ASC 842 adoption (Note 20)	0
Balance	452,943		297,961	261,957
Accumulated Depreciation:
Balance	69,993	25,446	25,446	0
Depreciation	12,093		44,547	25,446
Asset lease expense (Note 20)	0
Balance	82,086		69,993	25,446
Net Book Value
Net Book Value:	370,857		227,968	236,511
Kitchen equipment
Movement in Property, Plant and Equipment [Roll Forward]
Balance	51,108	27,694	27,694	0
Acquired assets				15,809
Additions	9,022		23,414	11,885
ASC 842 adoption (Note 20)	0
Balance	60,130		51,108	27,694
Accumulated Depreciation:
Balance	7,100	2,554	2,554	0
Depreciation	2,127		4,546	2,554
Asset lease expense (Note 20)	0
Balance	9.227		7,100	2,554
Net Book Value
Net Book Value:	50,903		44,008	25,140
Vehicles
Movement in Property, Plant and Equipment [Roll Forward]
Balance	38,717	38,717	38,717	0
Acquired assets				38,717
Additions	0		0	0
ASC 842 adoption (Note 20)	0
Balance	38,717		38,717	38,717
Accumulated Depreciation:
Balance	13,251	5,500	5,500	0
Depreciation	1,954		7,751	5,500
Asset lease expense (Note 20)	0
Balance	15,205		13,251	5,500
Net Book Value
Net Book Value:	23,512		25,466	33,217
Vault equipment
Movement in Property, Plant and Equipment [Roll Forward]
Balance	2,172	1,644	1,644	0
Acquired assets				1,644
Additions	0		528	0
ASC 842 adoption (Note 20)	0
Balance	2,172		2,172	1,644
Accumulated Depreciation:
Balance	586	228	228	0
Depreciation	100		358	228
Asset lease expense (Note 20)	0
Balance	686		586	228
Net Book Value
Net Book Value:	1,486		1,586	1,416
Leasehold improvements
Movement in Property, Plant and Equipment [Roll Forward]
Balance	2,266,006	1,993,928	1,993,928	0
Acquired assets				1,455,649
Additions	238,796		272,078	538,279
ASC 842 adoption (Note 20)	0
Balance	2,504,802		2,266,006	1,993,928
Accumulated Depreciation:
Balance	243,305	89,663	89,663	0
Depreciation	41,346		153,642	89,663
Asset lease expense (Note 20)	0
Balance	284,651		243,305	89,663
Net Book Value
Net Book Value:	2,220,151		2,022,701	1,904,265
Right-of-use asset
Movement in Property, Plant and Equipment [Roll Forward]
Balance	0	0	0
Additions	0		0
ASC 842 adoption (Note 20)	1,187,116
Balance	1,187,116		0	0
Accumulated Depreciation:
Balance	0	$ 0	0
Depreciation	0		0
Asset lease expense (Note 20)	43,089
Balance	43,089		0	0
Net Book Value
Net Book Value:	$ 1,144,027		$ 0	$ 0